Cash generated from/(used in) operations	6 Months Ended
Dec. 31, 2020
Cash generated from/(used in) operations
Cash generated from/(used in) operations

26         Cash generated from/(used in) operations

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Profit before income tax	68,171	51,745	41,096	54,274
Adjustments for:
Depreciation	3,663	3,626	7,449	7,268
Amortization	32,459	31,257	64,002	63,444
(Profit)/loss on disposal of intangible assets	(14,278)	715	(1,683)	(11,302)
Net finance income	(19,702)	(15,258)	(19,723)	(6,820)
Non-cash employee benefit expense - equity-settled share-based payments	488	227	1,753	365
Foreign exchange losses/(gains) on operating activities	50	87	1,174	(286)
Reclassified from hedging reserve	114	2,957	(412)	5,811
Changes in working capital:
Inventories	750	129	(606)	(405)
Prepayments	3,519	2,171	(9,908)	(181)
Contract assets – accrued revenue	(38,920)	(38,165)	(19,829)	(38,566)
Trade receivables	9,950	6,160	63,256	8,504
Other receivables	67	14,655	(132)	574
Contract liabilities – deferred revenue	(41,234)	(66,449)	(39,114)	(56,318)
Trade and other payables	(2,997)	(7,690)	(12,813)	(44,801)
Cash generated from/(used in) operations	2,100	(13,833)	74,510	(18,439)